Long-term Debt - Trust and Hybrid Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 29, 2015
Debt Instrument [Line Items]
Net interest income	$ (39,099)	$ (39,790)	$ (42,265)
Junior subordinated notes (related to trust preferred securities)
Debt Instrument [Line Items]
Carrying value	6,781
Junior subordinated notes (related to trust preferred securities) | Capital Trust III, Capital Trust IV and Capital Trust V
Debt Instrument [Line Items]
Carrying value				$ 2,000
Net interest income	$ 612